Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 (File No. 333-276257) (as amended, the “Registration Statement”) of SMX (Security Matters) Public Limited Company (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 27, 2023, is being filed pursuant to the undertakings in Item 9 of the Registration Statement to include the audited consolidated financial statements and related notes of the Company as and for the year ended December 31, 2023 and updated disclosures in the prospectus related thereto.
Entity Registrant Name	SMX (Security Matters) Public Limited Company
Entity Central Index Key	0001940674
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
City Area Code	+353-1
Local Phone Number	920-1000
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Puglisi & Associates